Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Leases remaining terms	1 year 4 months 20 days	1 year 1 month 17 days
Weighted-average discount rate	3.63%	2.87%
Operating lease liabilities	$ 548,000	$ 599,000	$ 561,000